Revenue from contract with customer (Details) € in Millions, $ in Millions				1 Months Ended	2 Months Ended	12 Months Ended
	May 01, 2021 CHF (SFr)	Oct. 30, 2020 USD ($)	Jan. 02, 2018 USD ($) item	Jan. 31, 2018 USD ($)	Dec. 20, 2019 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2004 EUR (€)
Revenue from contract with customer
Revenue from contracts with customers						SFr 2,916,308	SFr 3,612,819	SFr 2,762,830
Contract asset						159,636
Indivior PLC
Revenue from contract with customer
Number of distinct material promises and performance obligations | item			2
Indivior PLC | Rights granted
Revenue from contract with customer
Revenue from contracts with customers | $				$ 5.0
Indivior PLC | Achievement of pre-specified milestones
Revenue from contract with customer
Variable consideration allocated to contract | $			$ 330.0
Indivior PLC | Research
Revenue from contract with customer
Revenue from contracts with customers						2,900,000	3,600,000	2,800,000
Initial research term			2 years
Increment period for extension of research term			12 months
Number of newly identified compounds selected | item			1
Additional funding for research and development costs incurred	SFr 3,700,000	$ 2.8			$ 1.6
Research funding received						2,000,000.0
Research funding to be received						700,000
Research funding to be paid by investor to third parties						1,000,000
Contract asset						200,000
Contract liabilities							700,000
Indivior PLC | Research | Minimum
Revenue from contract with customer
Annual funding for research and development costs incurred | $			$ 2.0
Indivior PLC | Research | Indivior PLC
Revenue from contract with customer
Number of newly identified compounds selected | item			1
Janssen Pharmaceuticals Inc. | Development
Revenue from contract with customer
Revenue from contracts with customers						SFr 0	SFr 0	SFr 0
Janssen Pharmaceuticals Inc. | Development | Maximum
Revenue from contract with customer
Variable consideration allocated to contract | €									€ 109